LAWSUITS AND LITIGATIONS (Narrative) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪) Claims	Nov. 12, 2015 ILS (₪)	Apr. 03, 2012 ILS (₪)	Sep. 07, 2010 ILS (₪)
Disclosure of contingent liabilities [line items]
Percentage of provision indemnification by cellular operators	100.00%
Lawsuit provisions [Member]
Disclosure of contingent liabilities [line items]
Total provision recorded	₪ 42.0
Agreement claims [Member]
Disclosure of contingent liabilities [line items]
Litigation claim amount	79.0	₪ 64.0		₪ 405.0
Additional litigation claim amount	₪ 345.0
Number of claims | Claims	33
Alleged breach of license, Telecom law [Member]
Disclosure of contingent liabilities [line items]
Litigation claim amount			₪ 22.0
Consumer claims [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	5
Number of additional claims | Claims	6
Motion for recognition claim amount	₪ 104.0
Employees and suppliers claims [Member]
Disclosure of contingent liabilities [line items]
Civil lawsuit amount	₪ 100.0
Employees and other claims [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	1
Agreement claims [Member]
Disclosure of contingent liabilities [line items]
Litigation claim amount		₪ 116.0